Leases	12 Months Ended
Dec. 31, 2018
Presentation Of Leases For Lessee [Abstract]
Leases

33.	Leases

Leasing as the tentant – Policy before January 1, 2018 - Rents from non-cancelable operating leases was payable as follows:

	2016		2017
Less than one year	Ps.	18,550	Ps.	15,067
One to two years		9,178		10,716
Two to three years		9,696		11,252
Three to four years		10,138		11,899
Four to five years		10,497		12,583
More than five years		306		1,432
	Ps.	58,365	Ps.	62,949

The Company leases space for its corporate offices under renewed operating lease agreements for a term of three and five years, counted as of May 2017 and February 2018, and will end in April 2020 and January 2023, respectively. The monthly rent to pay was USD $42,523. Base rent is subject to increases in accordance with the NCPI and the CPI.

The expense in pesos for income amounted to Ps. 8,837 and Ps. 9,044 for the years ended December 31, 2016 and 2017, respectively.

In addition to the rent described above, the Company has entered into other contracts for the rental of other assets, the amounts of which are not material.

–	Leases as lessor
a)

The Company receives payments from leasing of spaces inside the commercial area of the airports, which have been classified as operating leases. The future minimum lease payments associated with such non-cancelable in Mexico leases is as follows:

	2016		2017		2018
Less than one year	Ps.	656,672	Ps.	720,071	Ps.	1,162,457
One to two years		361,797		434,079		835,157
Two to three years		214,803		208,106		665,499
Three to four years		70,334		116,597		524,911
Four to five years		55,225		43,150		316,356
More than five years		28,113		12,888		203,288
	Ps.	1,386,944	Ps.	1,534,891	Ps.	3,707,668

b)	Future minimum rental payments under non-cancellable leases in MBJA are as shown in the following table (in thousands of USD Dollars):

	2016		2017		2018
Less than one year	USD$	10,022	USD$	13,018	USD$	12,175
One to two years		10,022		11,227		6,122
Two to three years		10,022		5,221		3,577
Three to four years		5,158		2,860		3,395
Four to five years		2,992		2,719		2,723
More than five years		6,197		16,305		22,177
	USD$	44,413	USD$	51,350	USD$	50,169

During the years ended December 31, 2016, 2017 and 2018, the Company recognized income from leasing activities of Ps. 1,736,237, Ps. 2,039,697 and Ps. 2,376,820, as part of the non-regulated revenues in the consolidated statements of profit or loss and other comprehensive income, respectively.

Future minimum rentals do not include the contingent rentals that may be paid under certain commercial leases on the basis of a percentage of the lessee’s monthly revenues in excess of the monthly minimum guaranteed rent. Contingent rentals for the years ended December 31, 2016, 2017 and 2018 are disclosed under the caption “Revenues from sharing of commercial activities” in Note 21.